Related party transactions	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Transactions and remuneration of services with related parties are carried out in the ordinary course of business and under commutative conditions, including interest rates, terms and guarantees, and do not involve risks greater than normal collection or present other disadvantages.
(a)    Key-person management compensation
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2020	2019	2018

Fixed compensation	6,335	4,821	3,329
Variable compensation	55,909	22,060	30,316
Total	62,244	26,881	33,645
In 2019 and 2020, the Board of Directors approved the grant of performance share unit (“PSUs”) to certain directors.
The executive statutory directors of XP Inc control XP Controle Participações S.A.
(b)    Transactions with related parties
The main transactions carried with related parties for year-end balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2020	2019	2020	2019	2018

Shareholders with significant influence (i)	(5,667,588)	(732,420)	(53,881)	(49,779)	(40,585)
Securities	112,127	123,813	9,629	10,381	147,258
Securities purchased under agreements to resell	—	196,009	—	1,550	—
Accounts receivable	11,238	594	505	1,025	—
Securities sold under repurchase agreements	(5,780,430)	(1,000,168)	(62,951)	(58,078)	(3,586)
Borrowings	(10,523)	(52,668)	(1,064)	(4,657)	(184,257)

(i)	These transactions are mainly related to Itaú Unibanco who became shareholder of the Company in 2018 and since then a related party.
Transactions with related parties also includes transactions among the Company and its subsidiaries in the course of normal operations include services rendered such as: (i) education, consulting and business advisory; (ii) financial advisory and financial consulting in general; (iii) management of resources and portfolio management; (iv) information technology and data processing; and (v) insurance. The effects of these transactions have been eliminated and do not have effects on the consolidated financial statements.